Equity (Details) - Schedule of Warrants Activity - shares						12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Schedule f Warrants Activity [Abstract]
Number of shares, Beginning Balance of warrants outstanding					9,280,323	623,078	9,903,401
Weighted average life, Beginning Balance of warrants outstanding					3 years 6 months 7 days
Expiration dates, Beginning Balance of warrants outstanding					July 6, 2021
Number of shares, Grants of Series A Warrants								576,924
Weighted average life, Grants of Series A Warrants								3 years 5 months 23 days
Expiration dates, Grants of Series A Warrants								July 9, 2022
Number of shares, Grants of Placement Agent Warrant								46,154
Weighted average life, Grants of Placement Agent Warrant								3 years 5 months 23 days
Expiration dates, Grants of Placement Agent Warrant								July 9, 2022
Number of shares, Grants of Series B Warrants								390,579
Weighted average life, Grants of Series B Warrants								29 days
Expiration dates, Grants of Series B Warrants								August 9, 2018
Number of shares, Exercise of Series B Warrants								(390,579)
Number of shares, Ending Balance of warrants outstanding	9,903,401		9,903,401				623,078	9,903,401
Weighted average life, Ending Balance of warrants outstanding	6 months 29 days		1 year 6 months 29 days				6 months 7 days	2 years 6 months 29 days
Expiration dates, Ending Balance of warrants outstanding		[1]		[1]					[1]
Number of shares, Expire of Warrants issued						(623,078)	(9,280,323)

[1]	As of December 31, 2022, there was not any warrant of the Company. On July 9, 2022, 576,924 Series A Warrants and 46,154 Placement Agent Warrants expired.